Consolidated and Combined Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 474.8	$ 323.4
Accounts receivable, net of allowances of $8.4 (2018) and $9.8 (2017)	651.8	567.4
Other receivables	57.6	34.5
Inventories (Note 8)	1,004.1	1,062.3
Prepaid expenses and other	113.9	136.1
Restricted cash (Note 19)	202.7	0.0
Total current assets	2,504.9	2,123.7
Noncurrent Assets
Investments (Note 10)	15.3	12.3
Goodwill (Note 11)	2,958.0	2,969.2
Other intangibles, net (Note 11)	2,453.0	2,672.8
Other noncurrent assets	103.1	242.0
Property and equipment, net (Note 12)	922.4	920.3
Total assets	8,956.7	8,940.3
Current Liabilities
Accounts payable	205.2	203.8
Employee compensation	98.9	89.3
Sales rebates and discounts	169.9	165.5
Current portion of long term debt	29.0	0.0
Other current liabilities	199.0	184.5
Payable to Lilly (Note 19)	268.7	0.0
Total current liabilities	970.7	643.1
Noncurrent Liabilities
Long-term debt (Note 9)	2,443.3	0.0
Accrued retirement benefits (Note 17)	109.1	139.0
Deferred taxes (Note 14)	114.6	251.9
Other noncurrent liabilities	121.5	126.0
Total liabilities	3,759.2	1,160.0
Commitments and Contingencies (Note 15)
Equity
Net parent company investment	0.0	8,036.9
Common stock, no par value, 5,000,000,000 shares authorized 365,643,911 shares issued and outstanding as of December 31, 2018	0.0	0.0
Additional paid-in capital	5,403.3	0.0
Retained earnings	16.4	0.0
Accumulated other comprehensive loss	(222.2)	(256.6)
Total equity	5,197.5	7,780.3
Total liabilities and equity	$ 8,956.7	$ 8,940.3